Summary of Significant Accounting Policies - Narrative (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Class of Warrant or Right [Line Items]
Number of operating segments | segment	1	1
Deferred offering costs	$ 1,800,000	$ 100,000	$ 34,000
Accrued interest related to uncertain tax positions		0	0
Expensed interest related to uncertain tax positions		0	$ 0
Warrants issued in conjunction with series A preferred stock
Class of Warrant or Right [Line Items]
Warrant fair value		$ 100,000